Long-Term Incentive Plan (Equity-Based Incentive Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long Term Incentive Plan [Line Items]
Allocation of LTIP expense on Consolidated Statements of Income	$ 24,012	$ 32,053	$ 20,641
Performance Shares [Member]
Long Term Incentive Plan [Line Items]
Allocation of LTIP expense on Consolidated Statements of Income	17,920	28,728	17,823
Time-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Allocation of LTIP expense on Consolidated Statements of Income	$ 6,092	$ 3,325	$ 2,818